Document and Entity Information	Dec. 22, 2023
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	enGene Holdings Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-41854
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	4868 Rue Levy, Suite 220
Entity Address City Or Town	Saint-Laurent
Entity Address State Or Province	QC
Entity Address Country	CA
Entity Address Postal Zip Code	H4R 2P1
City Area Code	514
Local Phone Number	332-4888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001980845
Commonshares [Member]
Entity Listings [Line Items]
Security 12b Title	Common shares
Trading Symbol	ENGN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Common common share, at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Security 12b Title	Warrants, each exercisable for one common share, at an exercise price of $11.50 per share
Trading Symbol	ENGNW
Security Exchange Name	NASDAQ